GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2014	Oct. 24, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents		$ 221	$ 228
Accounts receivable		292	324
Inventory, Raw Materials, Net of Reserves		143	144
Finished Goods		238	258
Deferred income taxes		0	33
Other current assets		48	60
Assets, Current		942	1,047
Property and equipment, net		1,107	1,152
Other Assets, Noncurrent		19	27
Deferred income taxes		9	14
Intangible assets, net		356	408
Goodwill		211	218	$ 224	$ 358	$ 381
Assets	[1]	2,663	2,884
Current liabilities:
Trade payables		223	223
Current installments of long-term debt		(36)	(38)
Accrued interest		11	11
Accrued income taxes		5	7
Deferred income taxes		0	18
Accrued Salaries, Current		43	57
Accrued expenses and other liabilities		83	82
Liabilities, Current		401	436
Long-term debt		(1,169)	(1,163)
Other liabilities		64	66
Pension liabilities		333	352
Deferred income taxes		70	98
Liabilities		$ 2,037	$ 2,115
Equity (deficit):
Common Stock, Value, Outstanding
Additional paid-in capital		$ 861	$ 857
Accumulated deficit		(143)	(60)
Accumulated other comprehensive income		(92)	(28)		0	202
Total liabilities and deficit		2,663	2,884
Total Momentive Performance Material's deficit		$ 626	$ 769	$ 857	$ 0	$ (1,480)	$ (1,148)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.